SHARE CAPITAL (Narrative) (Details) - CAD ($)					1 Months Ended			12 Months Ended
	May 06, 2024	Dec. 12, 2023	May 01, 2023	Apr. 14, 2023	Apr. 30, 2024	Mar. 25, 2024	Mar. 01, 2024	Dec. 31, 2024
Disclosure of reserves within equity [line items]
Number of common shares sold								24,210,526
Financing [Member]
Disclosure of reserves within equity [line items]
Number of common shares sold	2,609,890	3,468,208	878,809	8,091,390	24,210,526	239,528	2,222,222
Equity issuance, price per share	$ 1.9	$ 1.73	$ 2.63	$ 2.63	$ 1.9	$ 1.35	$ 1.35
Proceeds from issuing shares	$ 4,958,791	$ 6,000,000	$ 2,311,268	$ 21,280,356	$ 45,999,999	$ 323,363	$ 3,000,000
Equity offering costs		$ 58,121		$ 247,132	$ 3,063,640		$ 210,162